Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/26/2015
Distribution Date:	3/13/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2)- 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$8,645,175,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$10,214,075,000

Total Outstanding			$18,859,250,000

OSFI Covered Bond Limit			$33,924,990,662

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL 6	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	2/26/2015
	Distribution Date:	3/13/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:		2/26/2015
	Distribution Date:		3/13/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$8,645,175,000

A = Lesser of (i) LTV Adjusted Loan Balance and			15,356,729,050.43	A (i)	16,424,309,144.85
(ii) Asset Percentage Adjusted Loan Balance				A (ii)	15,356,729,050.43
B = Principal Receipts up to Calculation Date not otherwise applied			-	Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-	Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			189,685,205.75
Total: A + B + C + D + E - F			15,167,043,844.68

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			8,905,051,926

A = lesser of (i) Present Value of outstanding loan balance of			16,567,685,649.21	A (i)	16,567,685,649.21
Performing Eligible Loans(4) and (ii) 80% of Market Value of				A (ii)	28,950,123,414.13
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			16,567,685,649.21

Intercompany Loan Balance

Guarantee Loan			9,250,877,330.79
Demand Loan			7,488,544,639.81
Total			16,739,421,970.60

Portfolio Losses (5)

Period End	Write off Amounts		Loss Percentage (annualized)
February 26, 2015	N/A		N/A

Portfolio Flow of Funds

	26-Feb-15		29-Jan-15
Cash Inflows
Principal Receipts	226,784,402.70		152,060,047.72
Sale of Loans	24,529,392.87		72,975,335.27
Revenue Receipts	39,666,984.64		29,459,762.38
Swap Receipts	-		-
Intercompany Loan Receipts	-		6,980,089,655.75
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(39,391,861.62)	(6)	(13,610,727.83)	(7)
Purchase of Loans	(106,034,586.19)		(6,976,715,032.34)
Premium paid on Mortgage purchase			(76,349,958.68)
Intercompany Loan Repayment	(145,279,209.38)	(6)	(152,060,047.72)	(7)
Other Outflows(8)	(9,168.32)		(369,268.85)
Net Inflows/(Outflows)	265,954.70		15,479,765.70

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.
(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of February, being 2.7479%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on March 17th, 2015.
(7) This amount was paid out on February 17th, 2015.
(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	2/26/2015
	Distribution Date:	3/13/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$ 16,565,234,355
Current Month Ending Balance	$ 16,419,369,634
Number of Mortgage Loans in Pool	96,580
Average Loan Size	$ 170,008
Number of Primary Borrowers	83,950
Number of Properties	85,592

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	54.40%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.74%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	81.07%
Weighted Average Seasoning of Loans in the Portfolio	28.75	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.06%
Weighted Average Original Term of Loans in the Portfolio	54.42	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.67	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	53.39	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	96,503	99.92%	16,404,049,086	99.91%
30 to 59 Days Past Due	63	0.07%	11,975,219	0.07%
60 to 89 Days Past Due	14	0.01%	3,345,329	0.02%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	10,288	10.65%	2,027,844,922	12.35%
British Columbia	12,444	12.88%	2,865,783,243	17.45%
Manitoba	2,412	2.50%	311,998,942	1.90%
New Brunswick	2,349	2.43%	216,330,263	1.32%
Newfoundland	2,227	2.31%	266,514,518	1.62%
Northwest Territories	20	0.02%	2,785,049	0.02%
Nova Scotia	3,601	3.73%	390,127,454	2.38%
Nunavut	-	0.00%	-	0.00%
Ontario	48,680	50.40%	8,393,983,652	51.12%
Prince Edward Island	585	0.61%	57,334,286	0.35%
Quebec	11,134	11.53%	1,416,069,950	8.62%
Saskatchewan	2,596	2.69%	421,563,845	2.57%
Yukon	244	0.25%	49,033,510	0.30%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,545	1.60%	275,903,119	1.68%
599 or less	1,709	1.77%	273,923,556	1.67%
600 - 650	3,087	3.20%	548,073,221	3.34%
651 - 700	6,981	7.23%	1,260,762,953	7.68%
701 - 750	12,152	12.58%	2,220,233,004	13.52%
751 - 800	16,609	17.20%	3,009,348,213	18.33%
801 and Above	54,497	56.43%	8,831,125,568	53.78%
Total	96,580	100.00%	16,419,369,634	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	2/26/2015
	Distribution Date:	3/13/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	77,262	80.00%	13,079,938,906	79.66%
Variable	19,318	20.00%	3,339,430,728	20.34%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	83,445	86.40%	13,367,524,538	81.41%
Non-STEP	13,135	13.60%	3,051,845,097	18.59%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,986	3.09%	554,394,504	3.38%
Owner Occupied	93,594	96.91%	15,864,975,130	96.62%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	75,833	78.52%	13,390,323,478	81.55%
3.5000 - 3.9999	15,146	15.68%	2,297,897,479	14.00%
4.0000 - 4.4999	3,992	4.13%	540,943,238	3.29%
4.5000 - 4.9999	1,051	1.09%	130,353,868	0.79%
5.0000 - 5.4999	409	0.42%	44,593,619	0.27%
5.5000 - 5.9999	99	0.10%	9,514,809	0.06%
6.0000 - 6.4999	42	0.04%	5,276,850	0.03%
6.5000 - 6.9999	4	0.00%	263,650	0.00%
7.0000 - 7.4999	2	0.00%	111,238	0.00%
7.5000 - 7.9999	2	0.00%	91,404	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,205	11.60%	620,468,574	3.78%
20.01-25.00	4,495	4.65%	443,694,219	2.70%
25.01-30.00	4,968	5.14%	583,483,431	3.55%
30.01-35.00	5,551	5.75%	755,029,607	4.60%
35.01-40.00	5,905	6.11%	902,615,834	5.50%
40.01-45.00	6,112	6.33%	989,337,341	6.03%
45.01-50.00	6,770	7.01%	1,249,220,423	7.61%
50.01-55.00	7,629	7.90%	1,539,926,936	9.38%
55.01-60.00	9,365	9.70%	1,985,168,758	12.09%
60.01-65.00	11,107	11.50%	2,495,930,936	15.20%
65.01-70.00	10,234	10.60%	2,255,795,506	13.74%
70.01-75.00	7,701	7.97%	1,582,769,596	9.64%
75.01-80.00	4,202	4.35%	792,310,786	4.83%
80.01 and Above	1,336	1.38%	223,617,688	1.36%
Total	96,580	100.00%	16,419,369,634	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	2/26/2015
	Distribution Date:	3/13/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,145	12.58%	1,701,718,288	10.36%
12.00 - 23.99	31,302	32.41%	4,988,360,754	30.38%
24.00 - 35.99	44,698	46.28%	8,373,807,595	51.00%
36.00 - 41.99	1,350	1.40%	167,846,373	1.02%
42.00 - 47.99	1,467	1.52%	225,195,261	1.37%
48.00 - 53.99	1,210	1.25%	222,779,968	1.36%
54.00 - 59.99	2,693	2.79%	437,778,810	2.67%
60.00 - 65.99	853	0.88%	140,182,496	0.85%
66.00 - 71.99	134	0.14%	25,351,861	0.15%
72.00 and Above	728	0.75%	136,348,229	0.83%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	34,195	35.41%	1,908,778,927	11.63%
100,000 - 149,999	18,395	19.05%	2,289,710,211	13.95%
150,000 - 199,999	14,507	15.02%	2,520,824,569	15.35%
200,000 - 249,999	10,120	10.48%	2,264,037,342	13.79%
250,000 - 299,999	6,966	7.21%	1,903,170,669	11.59%
300,000 - 349,999	4,252	4.40%	1,374,998,198	8.37%
350,000 - 399,999	2,744	2.84%	1,024,044,711	6.24%
400,000 - 449,999	1,581	1.64%	668,463,062	4.07%
450,000 - 499,999	1,188	1.23%	562,369,106	3.43%
500,000 - 549,999	695	0.72%	364,045,728	2.22%
550,000 - 599,999	478	0.49%	273,068,251	1.66%
600,000 - 649,999	315	0.33%	196,660,283	1.20%
650,000 - 699,999	231	0.24%	155,326,009	0.95%
700,000 - 749,999	155	0.16%	112,359,371	0.68%
750,000 - 799,999	131	0.14%	101,567,410	0.62%
800,000 - 849,999	105	0.11%	86,582,498	0.53%
850,000 - 899,999	103	0.11%	89,731,064	0.55%
900,000 - 949,999	69	0.07%	63,899,540	0.39%
950,000 - 999,999	54	0.06%	52,758,249	0.32%
1,000,000 or Greater	296	0.31%	406,974,437	2.48%
Total	96,580	100.00%	16,419,369,634	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	10,485	10.86%	1,579,964,687	9.62%
Single Family	84,716	87.72%	14,589,330,631	88.85%
Multi Family	1,182	1.22%	218,258,811	1.33%
Other	197	0.20%	31,815,505	0.19%
Total	96,580	100.00%	16,419,369,634	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/26/2015
Distribution Date:	3/13/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	67,725,865	51,301,831	67,783,445	95,711,031	109,885,731	116,205,265	157,789,228	188,325,616	239,844,538	344,420,293	303,938,409	196,088,899	70,102,329	18,722,443	2,027,844,922	12.35%
Alberta	Current and Less Than 30 Days Past Due	67,543,616	51,301,831	67,783,445	95,489,939	109,885,731	116,167,690	157,789,228	187,269,704	239,844,538	344,294,123	303,938,409	196,088,899	70,102,329	18,722,443	2,026,221,924	99.92%
Alberta	30 to 59 Days Past Due	182,248	-	-	221,091	-	37,576	-	171,345	-	126,170	-	-	-	-	738,431	0.04%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	884,567	-	-	-	-	-	-	884,567	0.04%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British	All	136,796,220	100,926,230	124,164,415	149,930,429	185,419,904	195,353,103	247,972,382	289,082,983	334,056,717	435,514,999	461,549,068	144,167,502	57,783,767	3,065,524	2,865,783,243	17.45%
Columbia	Current and Less Than 30 Days Past Due	136,528,782	100,454,368	124,164,415	149,930,429	185,419,904	194,059,492	247,652,833	289,082,983	333,340,521	435,164,027	461,325,441	143,887,851	57,783,767	3,065,524	2,861,860,337	99.86%
	30 to 59 Days Past Due	267,438	87,535	-	-	-	1,293,611	236,326	-	490,904	350,972	223,626	-	-	-	2,950,413	0.10%
	60 to 89 Days Past Due	-	384,328	-	-	-	-	83,223	-	225,292	-	-	279,651	-	-	972,493	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	5,661,316	5,489,654	7,592,933	8,720,051	11,429,361	14,381,839	18,768,326	23,170,543	30,008,587	35,679,418	50,987,232	62,857,320	32,500,110	4,752,252	311,998,942	1.90%
Manitoba	Current and Less Than 30 Days Past Due	5,661,316	5,489,654	7,592,933	8,720,051	11,429,361	14,381,839	18,768,326	23,170,543	30,008,587	35,679,418	50,987,232	62,857,320	32,500,110	4,752,252	311,998,942	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New	All	3,553,553	3,641,398	3,783,163	4,901,316	7,992,299	7,111,667	9,625,403	9,962,801	12,091,001	16,402,095	19,368,287	27,928,284	45,377,078	44,591,918	216,330,263	1.32%
Brunswick	Current and Less Than 30 Days Past Due	3,553,553	3,641,398	3,783,163	4,901,316	7,992,299	7,111,667	9,625,403	9,962,801	12,091,001	16,402,095	19,325,929	27,928,284	45,185,310	44,591,918	216,096,138	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	42,358	-	-	-	42,358	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	191,768	-	191,768	0.09%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,698,878	5,376,385	6,900,437	8,997,196	7,599,722	15,387,202	18,926,312	25,429,592	27,625,784	39,701,034	51,868,949	46,870,193	3,510,427	622,408	266,514,518	1.62%
Newfoundland	Current and Less Than 30 Days Past Due	7,698,878	5,376,385	6,900,437	8,997,196	7,599,722	15,387,202	18,926,312	25,429,592	27,625,784	39,701,034	51,750,579	46,870,193	3,510,427	622,408	266,396,148	99.96%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	118,370	-	-	-	118,370	0.04%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest	All	170,206	84,505	-	98,047	367,872	390,868	-	237,664	113,471	-	329,395	-	283,438	709,583	2,785,049	0.02%
Territories	Current and Less Than 30 Days Past Due	170,206	84,505	-	98,047	367,872	390,868	-	237,664	113,471	-	329,395	-	283,438	709,583	2,785,049	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	9,858,786	8,962,320	9,165,999	11,228,128	16,718,902	16,968,028	21,685,128	25,932,941	30,560,469	35,901,980	50,483,661	63,753,323	72,335,871	16,571,919	390,127,454	2.38%
Nova Scotia	Current and Less Than 30 Days Past Due	9,858,786	8,962,320	9,165,999	11,228,128	16,718,902	16,968,028	21,685,128	25,932,941	30,520,787	35,901,980	50,483,661	63,753,323	72,335,871	16,571,919	390,087,772	99.99%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	39,682	-	-	-	-	-	39,682	0.01%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	328,236,891	226,657,048	310,375,149	393,417,364	465,560,195	519,285,983	655,311,439	839,053,410	1,147,647,914	1,379,525,271	1,058,146,514	747,325,690	259,952,014	63,488,770	8,393,983,652	51.12%
Ontario	Current and Less Than 30 Days Past Due	327,959,859	226,657,048	310,375,149	392,991,447	465,199,740	516,968,228	655,311,439	838,834,418	1,146,110,623	1,378,364,154	1,057,620,517	747,325,690	259,679,222	63,488,770	8,386,886,305	99.92%
Ontario	30 to 59 Days Past Due	239,519	-	-	286,609	360,455	2,317,755	-	218,991	1,537,291	578,164	375,638	-	272,792	-	6,187,214	0.07%
Ontario	60 to 89 Days Past Due	37,513	-	-	139,308	-	-	-	-	-	582,953	150,359	-	-	-	910,133	0.01%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward	All	1,357,352	878,954	1,202,753	1,808,739	2,655,262	3,470,855	3,233,935	2,299,176	6,342,445	7,875,970	10,529,164	9,312,995	5,616,532	750,154	57,334,286	0.35%
Island	Current and Less Than 30 Days Past Due	1,357,352	878,954	1,202,753	1,808,739	2,655,262	3,470,855	3,233,935	2,299,176	6,342,445	7,800,633	10,529,164	9,312,995	5,616,532	750,154	57,258,949	99.87%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	75,337	-	-	-	-	75,337	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	47,024,403	32,463,319	41,486,044	64,259,690	77,203,898	79,987,970	87,388,459	103,344,955	117,165,660	138,833,805	173,896,662	226,456,559	203,582,949	22,975,578	1,416,069,950	8.62%
Quebec	Current and Less Than 30 Days Past Due	46,902,470	32,412,317	41,399,896	64,259,690	77,127,252	79,835,987	87,264,896	103,191,191	117,165,660	138,746,502	173,578,790	226,116,203	203,035,456	22,975,578	1,414,011,890	99.85%
Quebec	30 to 59 Days Past Due	121,933	51,002	86,148	-	76,647	151,982	123,562	153,764	-	-	317,872	286,575	302,207	-	1,671,692	0.12%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	87,302	-	53,781	245,286	-	386,369	0.03%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	12,210,782	7,625,878	10,631,569	15,186,417	17,389,430	19,856,466	27,615,456	32,056,355	38,250,040	59,646,210	72,165,485	55,334,742	37,093,636	16,501,378	421,563,845	2.57%
Saskatchewan	Current and Less Than 30 Days Past Due	12,175,090	7,625,878	10,631,569	15,186,417	17,389,430	19,856,466	27,499,427	32,056,355	38,250,040	59,646,210	72,165,485	55,334,742	37,093,636	16,501,378	421,412,123	99.96%
Saskatchewan	30 to 59 Days Past Due	35,692	-	-	-	-	-	116,029	-	-	-	-	-	-	-	151,721	0.04%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	174,325	286,697	397,522	771,199	393,257	938,094	904,356	1,030,901	1,462,133	2,429,861	2,532,681	2,674,091	4,172,635	30,865,760	49,033,510	0.30%
Yukon	Current and Less Than 30 Days Past Due	174,325	286,697	397,522	771,199	393,257	938,094	904,356	1,030,901	1,462,133	2,429,861	2,532,681	2,674,091	4,172,635	30,865,760	49,033,510	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	620,468,574	443,694,219	583,483,431	755,029,607	902,615,834	989,337,341	1,249,220,423	1,539,926,936	1,985,168,758	2,495,930,936	2,255,795,506	1,582,769,596	792,310,786	223,617,688	16,419,369,634	100.00%
	Current and Less Than 30 Days Past Due	619,584,232	443,171,354	583,397,283	754,382,599	902,178,732	985,536,417	1,248,661,282	1,538,498,270	1,982,875,589	2,494,130,037	2,254,567,283	1,582,149,590	791,298,733	223,617,688	16,404,049,086	99.91%
	30 to 59 Days Past Due	846,830	138,537	86,148	507,700	437,102	3,800,924	475,918	544,100	2,067,877	1,130,643	1,077,864	286,575	574,999	-	11,975,219	0.07%
	60 to 89 Days Past Due	37,513	384,328	-	139,308	-	-	83,223	884,567	225,292	670,255	150,359	333,432	437,053	-	3,345,329	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

		Scotiabank Global Registered Covered Bond Program Monthly Investor Report
		Calculation Date:	2/26/2015
		Distribution Date:	3/13/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	8,079,363	4,297,139	8,939,065	16,603,365	13,976,339	20,664,301	19,222,279	27,086,965	38,115,875	42,027,350	34,916,527	22,401,032	16,775,989	2,797,531	275,903,119	1.68%
<=599	5,088,930	4,607,068	5,502,489	8,958,165	10,889,380	11,746,242	13,455,924	18,437,120	32,749,885	51,142,157	49,365,537	36,365,341	20,111,545	5,503,773	273,923,556	1.67%
600-650	8,141,681	7,495,818	12,130,422	18,651,269	16,642,001	21,396,423	33,960,404	43,165,999	60,333,952	97,407,152	103,510,376	73,499,085	41,022,477	10,716,162	548,073,221	3.34%
651-700	27,815,929	19,546,633	29,989,812	39,248,609	46,884,588	56,498,019	70,809,051	104,048,074	151,318,038	216,996,583	229,279,943	160,804,766	86,316,845	21,206,062	1,260,762,953	7.68%
701-750	56,400,649	46,547,437	60,485,362	80,176,003	100,513,699	112,988,134	137,705,972	190,468,394	282,450,447	378,951,393	340,923,248	254,361,087	139,900,036	38,361,145	2,220,233,004	13.52%
751-800	76,201,698	59,840,713	81,564,589	122,530,118	133,606,245	164,233,410	224,238,186	291,025,596	378,337,585	509,327,505	447,766,914	321,075,716	154,095,023	45,504,917	3,009,348,213	18.33%
>800	438,740,323	301,359,412	384,871,691	468,862,079	580,103,581	601,810,812	749,828,607	865,694,789	1,041,862,977	1,200,078,796	1,050,032,961	714,262,569	334,088,872	99,528,098	8,831,125,568	53.78%
Total	620,468,574	443,694,219	583,483,431	755,029,607	902,615,834	989,337,341	1,249,220,423	1,539,926,936	1,985,168,758	2,495,930,936	2,255,795,506	1,582,769,596	792,310,786	223,617,688	16,419,369,634	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.